CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME [Abstract]
REVENUES	$ 117,908,416	$ 123,571,455	$ 113,891,989
COST OF GOODS SOLD	102,197,994	110,250,876	102,353,957
GROSS PROFIT	15,710,422	13,320,579	11,538,032
Selling expenses	986,378	772,383	625,500
General and administrative expenses	4,478,413	6,340,584	3,485,118
Total Operating Expenses	5,464,791	7,112,967	4,110,618
INCOME FROM OPERATIONS	10,245,631	6,207,612	7,427,414
Financial expenses, net	(2,823,952)	(2,401,268)	(2,696,966)
Other income, net	371,894	907,941	558,426
INCOME BEFORE INCOME TAX	7,793,573	4,714,285	5,288,874
INCOME TAX	(1,180,167)	(578,727)	(1,219,030)
NET INCOME	6,613,406	4,135,558	4,069,844
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	716,602	276,682	426,440
NET INCOME ATTRIBUTABLE TO OSSEN INNOVATION CO.,LTD AND SUBSIDIARIES	5,896,804	3,858,876	3,643,404
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)	(5,829,470)	779,135	1,647,348
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(5,829,470)	779,135	1,647,348
COMPREHENSIVE INCOME	$ 67,334	$ 4,638,011	$ 5,290,752
EARNINGS PER ORDINARY SHARE
Basic and diluted	$ 0.30	$ 0.19	$ 0.18
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic and diluted	19,862,537	19,901,959	19,901,959